Associates and joint ventures	12 Months Ended
Dec. 31, 2021
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Associates and joint ventures
13. Associates and joint ventures
The Group’s share of
after-tax
profits and losses of associates and joint ventures is set out below:

	2021 £m	2020 £m	2019 £m
Share of after-tax profits of associates	36	33	85

Share of after-tax losses of joint ventures	(3)	–	(11)
	33	33	74
Following the disposal of Innoviva, Inc in May 2021 (see details in
N
ote 21), at 31 December 2021, the Group held no significant individual associates. At 31 December 2020, the Group held one significant associate, Innoviva, Inc.
Summarised income statement information in respect of Innoviva until May 2021 is set out below. The Group’s 2021 share of after-tax
profits of associates and other comprehensive income includes a profit of £33 million and other comprehensive income of £nil in respect of Innoviva.
The results of Innoviva included in the summarised income statement information below represent the estimated earnings of Innoviva in the relevant periods, based on publicly available information at the balance sheet date. 2021 figures include share of Innoviva’s turnover, profit and total comprehensive income until the date of the disposal.

	2021 £m	2020 £m	2019 £m
Turnover	108	253	193

Profit after taxation	106	174	116

Total comprehensive income	106	174	116
Aggregated financial information in respect of GSK’s share of other associated undertakings and joint ventures is set out below:

	2021 £m	2020 £m	2019 £m
Share of turnover	–	–	32

Share of after-tax losses	–	(8)	(5)

Share of other comprehensive income	28	53	1

Share of total comprehensive income/(expense)	28	45	(5)
The Group’s sales to associates and joint ventures were £nil in 2021 (2020 – £nil; 2019 – £11 million).
Please refer to the Balance sheet information on associates and joint ventures in
N
ote 21.